Angel Oak UltraShort Income Fund
Schedule of Investments
April 30, 2024 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 42.39%
Automobile ― 15.77%
ACC Trust, Series 2022-1, Class B, 2.550%, 2/20/2025 (a)	$762,928	$753,294
ACM Auto Trust, Series 2023-2A, Class A, 7.970%, 6/20/2030 (a)	674,357	678,998
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.600%, 11/12/2027 (a)	1,200,000	1,197,502
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.100%, 12/13/2027 (a)	1,500,000	1,500,510
American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029 (a)	4,600,000	4,709,048
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.770%, 3/15/2027 (a)	150,000	144,900
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.930%, 5/15/2028 (a)	553,813	545,720
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.900%, 1/16/2029 (a)	344,461	346,631
Avid Automobile Receivables Trust, Series 2021-1, Class C, 1.550%, 5/15/2026 (a)	265,095	264,432
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.120%, 3/15/2027 (a)	2,600,000	2,604,774
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,000,000	975,610
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025 (a)	416,667	415,744
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026 (a)	2,100,000	2,028,023
CarNow Auto Receivables Trust, Series 2021-1A, Class D, 3.640%, 2/17/2026 (a)	710,987	711,808
CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.890%, 3/16/2026 (a)	258,260	257,409
Carvana Auto Receivables Trust, Series 2020-N1A, Class E, 5.200%, 7/15/2027 (a)	1,395,396	1,369,221
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	1,034,783	981,569
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	1,415,494	1,329,050
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	420,139	393,971
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	934,300	876,147
Chase Auto Credit Linked Notes, Series 2021-2, Class D, 1.138%, 12/26/2028 (a)	146,918	145,009
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.650%, 5/15/2028 (a)	1,700,000	1,693,455
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	500,000	478,685
CPS Auto Receivables Trust, Series 2024-B, Class B, 6.040%, 10/16/2028 (a)	2,000,000	1,999,166
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.280%, 4/15/2030 (a)	1,800,000	1,787,575
Credit Suisse ABS Trust, Series 2020-AT1, Class A, 2.610%, 10/15/2026 (a)	69,739	69,760
Donlen Fleet Lease Funding LLC, Series 2021-2, Class B, 0.980%, 12/11/2034 (a)	1,500,000	1,481,916
DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028 (a)	2,700,000	2,711,818
DT Auto Owner Trust, Series 2022-3A, Class C, 7.690%, 7/17/2028 (a)	1,000,000	1,019,161
Exeter Automobile Receivables Trust, Series 2023-2A, Class C, 5.750%, 7/17/2028	1,000,000	997,393
Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	4,200,000	4,215,422
FHF Trust, Series 2021-2A, Class A, 0.830%, 12/15/2026 (a)	569,763	555,017
FHF Trust, Series 2022-2A, Class A, 6.140%, 12/15/2027 (a)	467,057	465,570
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.120%, 1/15/2026 (a)	838,419	833,230
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class B, 5.190%, 10/15/2027 (a)	1,200,000	1,188,120
GLS Auto Receivables Issuer Trust, Series 2023-1A, Class B, 6.190%, 6/15/2027 (a)	2,493,000	2,496,154
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	2,400,000	2,314,454
GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.420%, 6/15/2028 (a)	2,600,000	2,601,508
Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.220%, 5/17/2027 (a)	1,386,041	1,367,801
Lendbuzz Securitization Trust, Series 2023-1A, Class A2, 6.920%, 8/15/2028 (a)	713,653	713,905
Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.500%, 12/15/2028 (a)	495,356	501,366
Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.190%, 8/15/2029 (a)	1,000,000	996,941
Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.970%, 7/15/2026 (a)	242,482	242,962
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.292%, 7/15/2030 (a)	765,067	764,198
Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.640%, 12/15/2027 (a)	600,000	602,647
Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550%, 7/17/2028 (a)	1,160,000	1,165,121
Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029 (a)	500,000	503,630
Research-Driven Pagaya Motor Asset Trust, Series 2023-3A, Class A, 7.130%, 1/26/2032 (a)	444,607	448,346
Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.540%, 3/25/2032 (a)	1,447,218	1,459,584
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.510%, 3/20/2028 (a)	570,661	569,558
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032 (a)	97,260	96,611
Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.240%, 4/15/2025 (a)	42,741	42,819
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	500,000	500,505
Tesla Auto Lease Trust, Series 2021-B, Class D, 1.320%, 9/22/2025 (a)	2,105,000	2,088,455
Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480%, 8/17/2026 (a)	155,022	155,181
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	1,450,000	1,410,583
United Auto Credit Securitization Trust, Series 2022-2, Class B, 5.410%, 12/10/2025 (a)	353,124	353,407
US Auto Funding Trust, Series 2022-1A, Class A, 3.980%, 4/15/2025 (a)	787,458	777,690
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	750,000	281,401
Veros Automobile Receivables Trust, Series 2022-1, Class A, 3.470%, 12/15/2025 (a)	97,479	97,545
Veros Automobile Receivables Trust, Series 2021-1, Class C, 3.640%, 8/15/2028 (a)	1,000,000	986,543
Veros Automobile Receivables Trust, Series 2023-1, Class A, 7.120%, 11/15/2028 (a)	906,663	910,629
Westlake Automobile Receivables Trust, Series 2023-4A, Class A2, 6.230%, 1/15/2027 (a)	2,000,000	2,007,848
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.480%, 9/15/2027 (a)	1,000,000	990,922
		69,173,972
Consumer ― 23.26%
ACHV ABS TRUST, Series 2023-1PL, Class C, 7.420%, 3/18/2030 (a)	1,000,000	1,009,554
ACHV ABS TRUST, Series 2023-2PL, Class C, 7.270%, 5/20/2030 (a)	3,000,000	3,018,192
ACHV ABS TRUST, Series 2023-3PL, Class C, 7.350%, 8/19/2030 (a)	440,000	443,454
ACHV ABS TRUST, Series 2024-1PL, Class C, 6.420%, 4/25/2031 (a)	500,000	500,176
Affirm Asset Securitization Trust, Series 2023-B, Class 1B, 7.440%, 9/15/2028 (a)	1,200,000	1,218,761
Affirm Asset Securitization Trust, Series 2023-X1, Class B, 7.770%, 11/15/2028 (a)	750,000	762,680
Affirm Asset Securitization Trust, Series 2024-X1, Class B, 6.340%, 5/15/2029 (a)(b)	1,500,000	1,505,961
AMCR ABS Trust, Series 2023-1A, Class A, 7.660%, 1/21/2031 (a)	1,476,297	1,487,841
Aqua Finance Trust, Series 2017-A, Class B, 6.610%, 11/15/2035 (a)	300,000	300,232
CFMT Issuer Trust, Series 2021-GRN1, Class A, 1.100%, 3/20/2041 (a)	901,858	849,811
Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.010%, 1/17/2028 (a)	128,303	128,643
Conn's Receivables Funding LLC, Series 2024-A, Class A, 7.050%, 1/16/2029 (a)	634,834	637,414
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-33, Class PT, 8.881%, 10/17/2044 (a)(c)	177,958	171,871
Foundation Finance Trust, Series 2017-1A, Class C, 5.400%, 7/15/2033 (a)	1,389,258	1,376,118
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	763,411	678,373
Foundation Finance Trust, Series 2021-2A, Class A, 2.190%, 1/15/2042 (a)	768,859	702,360
FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028 (a)	256,719	250,530
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/25/2051 (a)	1,015,782	956,027
LendingPoint Asset Securitization Trust, Series 2022-B, Class A, 4.770%, 10/15/2029 (a)	183,458	182,531
LendingPoint Asset Securitization Trust, Series 2022-C, Class B, 7.460%, 2/15/2030 (a)	2,000,000	2,009,128
LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.500%, 3/15/2028 (a)	415,679	406,008
LendingPoint Pass-Through Trust, Series 2022-ST2, Class A, 3.250%, 4/15/2028 (a)	599,569	586,236
LL ABS Trust, Series 2021-1A, Class B, 2.170%, 5/15/2029 (a)	1,000,000	991,289
Marlette Funding Trust, Series 2022-3A, Class B, 5.950%, 11/15/2032 (a)	700,000	700,690
Marlette Funding Trust, Series 2023-1A, Class B, 6.500%, 4/15/2033 (a)	2,000,000	2,010,704
Marlette Funding Trust, Series 2023-3A, Class C, 7.060%, 9/15/2033 (a)	3,200,000	3,246,067
Momnt Technologies Trust, Series 2023-1A, Class A, 6.920%, 3/20/2045 (a)	605,106	607,566
Oportun Financial Corp., Series 2022-A, Class B, 5.250%, 6/9/2031 (a)	4,350,000	4,222,497
Oportun Funding LLC, Series 2021-A, Class A, 1.210%, 3/8/2028 (a)	287,617	279,167
Oportun Issuance Trust, Series 2021-C, Class A, 2.180%, 10/8/2031 (a)	2,000,000	1,894,044
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	168,173	154,176
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	1,448,538	1,421,035
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class B, 1.820%, 1/16/2029 (a)	1,100,342	1,069,524
Pagaya AI Debt Selection Trust, Series 2021-5, Class B, 2.630%, 8/15/2029 (a)	700,427	692,649
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	5,199,312	5,089,409
Pagaya AI Debt Selection Trust, Series 2022-2, Class B, 6.630%, 1/15/2030 (a)	3,699,780	3,709,581
Pagaya AI Debt Selection Trust, Series 2022-5, Class A, 8.096%, 6/17/2030 (a)	2,501,707	2,536,308
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.600%, 12/16/2030 (a)	1,288,735	1,300,823
Pagaya AI Debt Selection Trust, Series 2023-5, Class B, 7.625%, 4/15/2031 (a)	2,249,981	2,274,661
Pagaya AI Debt Selection Trust, Series 2024-1, Class A, 6.660%, 7/15/2031 (a)	1,532,861	1,540,433
Pagaya AI Debt Selection Trust, Series 2024-1, Class B, 7.109%, 7/15/2031 (a)	3,099,225	3,130,338
Pagaya AI Debt Selection Trust, Series 2023-7, Class A, 7.228%, 7/15/2031 (a)	1,080,347	1,086,802
Pagaya AI Debt Selection Trust, Series 2023-7, Class B, 7.549%, 7/15/2031 (a)	1,399,479	1,411,588
Pagaya AI Debt Selection Trust, Series 2024-2, Class B, 6.611%, 8/15/2031 (a)	6,300,366	6,317,345
Pagaya AI Debt Selection Trust, Series 2024-3, Class A, 6.258%, 10/15/2031 (a)	750,000	751,037
Pagaya AI Debt Selection Trust, Series 2024-3, Class B, 6.571%, 10/15/2031 (a)	5,100,000	5,110,292
Reach ABS Trust, Series 2024-1A, Class A, 6.300%, 2/18/2031 (a)	1,127,361	1,132,335
Republic Finance Issuance Trust, Series 2020-A, Class A, 2.470%, 11/20/2030 (a)	143,853	142,795
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037 (a)	7,121,494	6,482,653
Theorem Funding Trust, Series 2022-3A, Class A, 7.600%, 4/15/2029 (a)	1,622,156	1,637,977
Theorem Funding Trust, Series 2022-3A, Class B, 8.950%, 4/15/2029 (a)	1,400,000	1,446,945
Upstart Pass-Through Trust, Series 2020-ST5, Class A, 3.000%, 12/20/2026 (a)	1,082,303	1,070,990
Upstart Pass-Through Trust, Series 2020-ST6, Class A, 3.000%, 1/20/2027 (a)	228,810	225,624
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	918,024	902,441
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)	2,499,647	2,415,041
Upstart Pass-Through Trust, Series 2021-ST6, Class A, 1.850%, 8/20/2027 (a)	1,395,601	1,371,273
Upstart Pass-Through Trust, Series 2021-ST10, Class A, 2.250%, 1/20/2030 (a)	823,329	811,589
Upstart Pass-Through Trust, Series 2022-ST1, Class A, 2.600%, 3/20/2030 (a)	1,660,416	1,632,656
Upstart Pass-Through Trust, Series 2022-ST3, Class A, 4.300%, 5/20/2030 (a)	826,843	806,943
Upstart Pass-Through Trust, Series 2022-2A, Class A, 4.250%, 6/17/2030 (a)	356,441	347,946
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	1,153,968	1,142,317
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	224,059	219,442
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)	2,697,632	2,664,181
Upstart Securitization Trust, Series 2021-5, Class B, 2.490%, 11/20/2031 (a)	725,726	716,424
Upstart Securitization Trust, Series 2022-2, Class A, 4.370%, 5/20/2032 (a)	31,943	31,952
Upstart Securitization Trust, Series 2022-2, Class B, 6.100%, 5/20/2032 (a)	1,600,000	1,601,162
Upstart Securitization Trust, Series 2022-4, Class A, 5.980%, 8/20/2032 (a)	683,705	684,384
Upstart Securitization Trust, Series 2023-1, Class A, 6.590%, 2/20/2033 (a)	266,158	266,565
Upstart Securitization Trust, Series 2023-2, Class A, 6.770%, 6/20/2033 (a)	581,923	583,702
Upstart Structured Pass-Through Trust, Series 2022-1A, Class A, 3.400%, 4/15/2030 (a)	3,079,598	3,030,536
		102,097,799
Credit Card ― 2.32%
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.370%, 4/15/2027 (a)	3,500,000	3,408,997
Avant Credit Card Master Trust, Series 2021-1A, Class B, 1.620%, 4/15/2027 (a)	2,250,000	2,198,482
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.550%, 12/17/2029 (a)	2,000,000	1,926,292
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.200%, 12/21/2026 (a)	2,000,000	1,930,244
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027 (a)	700,000	706,820
		10,170,835
Equipment ― 1.04%
Octane Receivables Trust, Series 2020-1A, Class D, 5.450%, 3/20/2028 (a)	3,100,000	3,094,253
Octane Receivables Trust, Series 2023-2A, Class A2, 5.880%, 6/20/2031 (a)	1,070,600	1,072,016
Verizon Master Trust, Series 2023-5, Class A1B, 6.010% (SOFR30A + 0.680%), 9/8/2028 (d)	400,000	402,141
		4,568,410
TOTAL ASSET-BACKED SECURITIES (Cost ― $187,327,428)		$186,011,016

Collateralized Loan Obligations ― 13.38%
Apidos CLO Ltd., Series 2015-20A, Class A1RA, 6.689% (TSFR3M + 1.362%), 7/16/2031 (a)(d)	$275,286	$274,709
Apidos CLO Ltd., Series XXXA, Class A1A, 6.729% (TSFR3M + 1.402%), 10/18/2031 (a)(d)	1,555,074	1,557,984
Barings Middle Market CLO Ltd., Series 2021-IA, Class X, 6.836% (TSFR3M + 1.512%), 7/20/2033 (a)(d)	1,428,571	1,428,547
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, 7.729% (TSFR3M + 2.400%), 7/15/2031 (a)(d)	1,616,068	1,621,392
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 6.585% (TSFR3M + 1.262%), 4/25/2034 (a)(d)	1,684,210	1,684,566
Cedar Funding CLO Ltd., Series 2014-4A, Class X, 6.488% (TSFR3M + 1.162%), 7/23/2034 (a)(d)	1,071,424	1,068,740
Cerberus Loan Funding LP, Series 2020-1A, Class A, 7.440% (TSFR3M + 2.112%), 10/15/2031 (a)(d)	130,858	130,763
Cerberus Loan Funding LP, Series 2021-6A, Class A, 6.990% (TSFR3M + 1.662%), 11/22/2033 (a)(d)	165,991	165,572
Churchill Middle Market CLO Ltd., Series 2023-2A, Class X, 7.348% (TSFR3M + 2.000%), 1/20/2036 (a)(d)	2,000,000	1,999,926
CIFC Funding Ltd., Series 2015-3A, Class AR, 6.458% (TSFR3M + 1.132%), 4/19/2029 (a)(d)	2,144,690	2,144,656
Elevation CLO Ltd., Series 2021-13A, Class X, 6.590% (TSFR3M + 1.262%), 7/15/2034 (a)(d)	1,000,000	999,763
Elevation CLO Ltd., Series 2021-14A, Class X, 6.536% (TSFR3M + 1.212%), 10/20/2034 (a)(d)	1,500,000	1,499,610
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class A1AR, 7.275% (TSFR3M + 1.952%), 1/25/2032 (a)(d)	1,947,351	1,950,443
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 6.680% (TSFR3M + 1.352%), 7/15/2031 (a)(d)	3,881,491	3,884,557
Golub Capital Partners CLO Ltd., Series 2013-17A, Class A1R, 7.235% (TSFR3M + 1.912%), 10/25/2030 (a)(d)	1,270,342	1,275,852
Great Lakes CLO Ltd., Series 2021-5A, Class AX, 6.540% (TSFR3M + 1.212%), 4/15/2033 (a)(d)	948,571	948,541
Greenwood Park CLO Ltd., Series 2018-1A, Class A2, 6.600% (TSFR3M + 1.272%), 4/15/2031 (a)(d)	3,004,588	3,009,019
Hayfin Kingsland Ltd., Series 2019-2A, Class XR, 6.536% (TSFR3M + 1.212%), 10/20/2034 (a)(d)	600,000	599,905
Jamestown CLO Ltd., Series 2016-9A, Class XRR, 6.485% (TSFR3M + 1.162%), 7/25/2034 (a)(d)	666,670	666,670
Lake Shore MM CLO Ltd., Series 2021-1A, Class X, 6.770% (TSFR3M + 1.442%), 10/15/2033 (a)(d)	4,299,999	4,299,865
LCM XIII LP, Series 14A, Class AR, 6.626% (TSFR3M + 1.302%), 7/20/2031 (a)(d)	1,717,143	1,719,719
Marble Point CLO Ltd., Series 2020-3A, Class X, 6.438% (TSFR3M + 1.112%), 1/19/2034 (a)(d)	166,663	166,231
Monroe Capital MML CLO Ltd., Series 2017-1A, Class B, 7.536% (TSFR3M + 2.212%), 4/22/2029 (a)(d)	4,500,000	4,503,330
Monroe Capital MML CLO Ltd., Series 2018-1A, Class A, 7.040% (TSFR3M + 1.712%), 4/15/2030 (a)(d)	1,736,901	1,733,012
Monroe Capital MML CLO Ltd., Series 2021-2A, Class X, 6.587% (TSFR3M + 1.262%), 9/14/2033 (a)(d)	1,337,000	1,336,971
Mountain View CLO LLC, Series 2016-1A, Class XR, 6.390% (TSFR3M + 1.062%), 4/14/2033 (a)(d)	631,579	630,000
Neuberger Berman CLO Ltd., Series 2017-26A, Class AR, 6.509% (TSFR3M + 1.182%), 10/18/2030 (a)(d)	868,844	869,705
Neuberger Berman CLO Ltd., Series 2015-20A, Class XR, 6.540% (TSFR3M + 1.212%), 7/15/2034 (a)(d)	2,250,000	2,249,950
NXT Capital CLO LLC, Series 2020-1A, Class A, 7.436% (TSFR3M + 2.112%), 1/20/2031 (a)(d)	2,838,279	2,838,481
OZLM Ltd., Series 2015-14A, Class X, 6.590% (TSFR3M + 1.262%), 7/15/2034 (a)(d)	266,667	265,946
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 6.811% (TSFR3M + 1.492%), 11/20/2029 (a)(d)	1,642,520	1,644,109
TCW CLO Ltd., Series 2020-1A, Class XRR, 6.436% (TSFR3M + 1.112%), 4/20/2034 (a)(d)	857,143	856,928
TCW CLO Ltd., Series 2021-2A, Class X, 6.585% (TSFR3M + 1.262%), 7/25/2034 (a)(d)	1,333,333	1,333,513
TCW CLO Ltd., Series 2019-1A, Class XR, 6.587% (TSFR3M + 1.262%), 8/16/2034 (a)(d)	1,333,333	1,333,307
TIAA CLO Ltd., Series 2016-1A, Class ARR, 6.575% (TSFR3M + 1.250%), 7/20/2031 (a)(d)	5,000,000	5,000,000
Wellfleet CLO Ltd., Series 2019-XA, Class X, 6.586% (TSFR3M + 1.262%), 7/20/2032 (a)(d)	1,022,727	1,022,516
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $58,692,051)		$58,714,798

Commercial Mortgage-Backed Securities ― 2.83%
BRSP Ltd., Series 2021-FL1, Class AS, 7.033% (TSFR1M + 1.714%), 8/19/2038 (a)(d)	2,000,000	1,958,194
BXP Trust, Series 2017-CQHP, Class A, 6.218% (TSFR1M + 0.897%), 11/15/2034 (a)(d)	1,000,000	925,258
Credit Suisse Mortgage Trust, Series 2017-PFHP, Class A, 6.318% (TSFR1M + 0.997%), 12/15/2030 (a)(d)	620,000	581,461
GS Mortgage-Backed Securities Corp. Trust, Series 2018-TWR, Class B, 6.818% (TSFR1M + 1.497%), 7/15/2031 (a)(d)	775,000	591,936
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 6.818% (TSFR1M + 1.497%), 4/15/2031 (a)(d)	1,253,000	814,119
KREF Ltd., Series 2021-FL2, Class A, 6.501% (TSFR1M + 1.184%), 2/15/2039 (a)(d)	498,988	492,006
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.900% (TSFR1M + 1.579%), 7/15/2036 (a)(d)	848,857	792,345
TRTX Issuer Ltd., Series 2022-FL5, Class AS, 7.480% (SOFR30A + 2.150%), 2/15/2039 (a)(d)	1,000,000	985,893
Velocity Commercial Capital Loan Trust, Series 2021-2, Class A, 1.520%, 8/25/2051 (a)(c)	3,244,335	2,708,141
Velocity Commercial Capital Loan Trust, Series 2021-3, Class A, 1.960%, 10/25/2051 (a)(c)	2,182,881	1,729,486
Velocity Commercial Capital Loan Trust, Series 2021-4, Class A, 2.520%, 12/26/2051 (a)(c)	1,029,382	836,177
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $14,367,700)		$12,415,016

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 9.82%
Federal Home Loan Mortgage Corp., Series K731, Class A2, 3.600%, 2/25/2025 (c)	939,336	926,069
Federal Home Loan Mortgage Corp., Series K-F51, Class A, 5.837% (SOFR30A + 0.514%), 8/25/2025 (d)	1,453,937	1,455,873
Federal Home Loan Mortgage Corp., Series K052, Class A2, 3.151%, 11/25/2025	2,000,000	1,940,062
Federal Home Loan Mortgage Corp., Series K-F60, Class A, 5.927% (SOFR30A + 0.604%), 2/25/2026 (d)	989,481	992,443
Federal Home Loan Mortgage Corp., Series K-F62, Class A, 5.917% (SOFR30A + 0.594%), 4/25/2026 (d)	700,036	698,592
Federal Home Loan Mortgage Corp., Series K056, Class A2, 2.525%, 5/25/2026	250,000	237,470
Federal Home Loan Mortgage Corp., Series K-F64, Class A, 5.877% (SOFR30A + 0.554%), 6/25/2026 (d)	280,187	279,426
Federal Home Loan Mortgage Corp., Series K-F68, Class A, 5.927% (SOFR30A + 0.604%), 7/25/2026 (d)	4,825,744	4,841,471
Federal Home Loan Mortgage Corp., Series K-F74, Class AS, 5.856% (MSOFR1MC + 0.530%), 1/25/2027 (d)	44,195	44,060
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 5.722% (SOFR30A + 0.400%), 6/25/2027 (d)	772,670	771,509
Federal Home Loan Mortgage Corp., Series K-F86, Class AS, 5.642% (SOFR30A + 0.320%), 8/25/2027 (d)	3,901,875	3,886,560
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 5.727% (SOFR30A + 0.404%), 8/25/2027 (d)	1,190,234	1,188,453
Federal Home Loan Mortgage Corp., Series K-F93, Class AS, 5.632% (SOFR30A + 0.310%), 10/25/2027 (d)	834,635	830,747
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 5.717% (SOFR30A + 0.394%), 10/25/2027 (d)	976,181	974,197
Federal Home Loan Mortgage Corp., Series K-F100, Class AL, 5.567% (SOFR30A + 0.244%), 11/25/2027 (d)	3,007,481	2,986,555
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 5.502% (SOFR30A + 0.180%), 1/25/2028 (d)	1,665,312	1,652,271
Federal Home Loan Mortgage Corp., Series K-F43, Class A, 5.677% (SOFR30A + 0.354%), 1/25/2028 (d)	2,121,518	2,113,904
Federal Home Loan Mortgage Corp., Series K-F113, Class AS, 5.552% (SOFR30A + 0.230%), 5/25/2028 (d)	943,324	938,238
Federal Home Loan Mortgage Corp., Series K-F48, Class A, 5.727% (SOFR30A + 0.404%), 6/25/2028 (d)	824,664	822,835
Federal Home Loan Mortgage Corp., Series K-F129, Class AS, 5.572% (SOFR30A + 0.250%), 1/25/2029 (d)	322,807	318,471
Federal Home Loan Mortgage Corp., Series KF133, Class AS, 5.692% (SOFR30A + 0.370%), 2/25/2029 (d)	1,435,307	1,429,362
Federal Home Loan Mortgage Corp., Series K-F67, Class A, 5.957% (SOFR30A + 0.634%), 8/25/2029 (d)	1,265,840	1,274,992
Federal Home Loan Mortgage Corp., Series K-F75, Class AS, 5.876% (MSOFR1MC + 0.550%), 12/25/2029 (d)	531,556	533,497
Federal Home Loan Mortgage Corp., Series K-F155, Class AS, 5.992% (SOFR30A + 0.670%), 2/25/2030 (d)	1,000,000	1,009,270
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 5.737% (SOFR30A + 0.414%), 7/25/2030 (d)	1,494,208	1,495,147
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 5.682% (SOFR30A + 0.360%), 10/25/2030 (d)	296,168	293,297
Federal Home Loan Mortgage Corp., Series K-F91, Class AL, 5.767% (SOFR30A + 0.444%), 10/25/2030 (d)	654,447	653,333
Federal Home Loan Mortgage Corp., Series KF160, Class AS, 6.022% (SOFR30A + 0.700%), 10/25/2030 (d)	2,277,260	2,289,999
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 5.622% (SOFR30A + 0.300%), 11/25/2030 (d)	262,627	259,214
Federal Home Loan Mortgage Corp., Series K-F95, Class AL, 5.697% (SOFR30A + 0.374%), 11/25/2030 (d)	196,645	195,417
Federal Home Loan Mortgage Corp., Series K-F94, Class AL, 5.737% (SOFR30A + 0.414%), 11/25/2030 (d)	823,897	821,113
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 5.522% (SOFR30A + 0.200%), 12/25/2030 (d)	989,190	975,755
Federal Home Loan Mortgage Corp., Series K-F97, Class AS, 5.572% (SOFR30A + 0.250%), 12/25/2030 (d)	204,801	202,598
Federal Home Loan Mortgage Corp., Series K-F101, Class AS, 5.522% (SOFR30A + 0.200%), 1/25/2031 (d)	324,620	319,792
Federal Home Loan Mortgage Corp., Series K-F114, Class AS, 5.542% (SOFR30A + 0.220%), 5/25/2031 (d)	224,781	220,722
Federal Home Loan Mortgage Corp., Series K-F115, Class AS, 5.532% (SOFR30A + 0.210%), 6/25/2031 (d)	787,036	776,341
Federal Home Loan Mortgage Corp., Series K-F117, Class AS, 5.562% (SOFR30A + 0.240%), 6/25/2031 (d)	537,436	532,186
Federal National Mortgage Association, 2.500%, 9/1/2024	1,912,086	1,887,582
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $43,130,707)		$43,068,823

Corporate Obligations ― 4.83%
Basic Materials ― 0.24%
NOVA Chemicals Corp., 5.000%, 5/1/2025 (a)	650,000	639,126
Steel Dynamics, Inc., 2.800%, 12/15/2024	400,000	392,699
		1,031,825
Consumer, Cyclical ― 0.44%
American Honda Finance Corp., 2.400%, 6/27/2024	325,000	323,410
Brunswick Corp., 0.850%, 8/18/2024	190,000	187,022
Carnival Corp., 7.625%, 3/1/2026 (a)	250,000	252,292
General Motors Financial Co., Inc., 2.900%, 2/26/2025	200,000	195,371
NCL Corp. Ltd., 5.875%, 3/15/2026 (a)	500,000	490,823
Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025 (a)	500,000	487,992
		1,936,910
Consumer, Non-cyclical ― 0.56%
Baxter International, Inc., 1.322%, 11/29/2024	500,000	487,298
GE HealthCare Technologies, Inc., 5.550%, 11/15/2024	500,000	499,283
Global Payments, Inc., 2.650%, 2/15/2025	500,000	487,877
Mondelez International Holdings Netherlands BV, 0.750%, 9/24/2024 (a)	510,000	499,861
Zimmer Biomet Holdings, Inc., 1.450%, 11/22/2024	500,000	488,263
		2,462,582
Energy ― 1.69%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025 (a)	300,000	301,347
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	500,000	499,598
Continental Resources, Inc./OK, 3.800%, 6/1/2024	500,000	498,556
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/2025 (a)	350,000	348,195
DCP Midstream Operating LP, 5.375%, 7/15/2025	126,000	125,481
Enbridge, Inc., 2.500%, 2/14/2025	500,000	487,384
Energy Transfer LP, 2.900%, 5/15/2025	500,000	485,753
EQT Corp., 6.125%, 2/1/2025	500,000	500,108
Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/2027	300,000	303,887
Marathon Petroleum Corp., 3.625%, 9/15/2024	500,000	495,576
MPLX LP, 4.875%, 12/1/2024	200,000	198,739
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	300,000	296,608
Occidental Petroleum Corp., 6.950%, 7/1/2024	472,000	472,922
Plains All American Pipeline LP / PAA Finance Corp., 3.600%, 11/1/2024	500,000	494,500
Sabine Pass Liquefaction LLC, 5.625%, 3/1/2025	500,000	498,595
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (a)	500,000	502,994
TransCanada PipeLines Ltd., 1.000%, 10/12/2024	500,000	489,482
Western Midstream Operating LP, 3.100%, 2/1/2025	438,000	428,511
		7,428,236
Financial ― 1.23%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.875%, 8/14/2024	200,000	198,351
Aircastle Ltd., 4.125%, 5/1/2024	200,000	200,000
Ares Capital Corp., 4.200%, 6/10/2024	500,000	499,042
Bank of America Corp., 4.000%, 1/22/2025	500,000	493,456
Capital One Financial Corp., 3.300%, 10/30/2024	200,000	197,622
Credit Suisse AG, 3.625%, 9/9/2024	500,000	496,073
Enact Holdings, Inc., 6.500%, 8/15/2025 (a)	600,000	599,895
goeasy Ltd., 4.375%, 5/1/2026 (a)	274,000	262,718
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	400,000	373,158
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	600,000	603,557
OneMain Finance Corp., 3.500%, 1/15/2027	250,000	230,372
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (a)	500,000	494,288
PRA Group, Inc., 7.375%, 9/1/2025 (a)	155,000	154,415
Starwood Property Trust, Inc., 4.375%, 1/15/2027 (a)	300,000	278,236
Truist Financial Corp., 2.500%, 8/1/2024	300,000	297,525
		5,378,708
Industrial ― 0.33%
3M Co., 2.650%, 4/15/2025	500,000	485,866
Boeing Co., 4.875%, 5/1/2025	500,000	493,850
Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.450%, 7/1/2024 (a)	500,000	498,020
		1,477,736
Technology ― 0.23%
Fiserv, Inc., 2.750%, 7/1/2024	500,000	497,461
Hewlett Packard Enterprise Co., 5.900%, 10/1/2024	500,000	500,230
		997,691
Utilities ― 0.11%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	500,000	497,520
TOTAL CORPORATE OBLIGATIONS (Cost ― $21,218,602)		$21,211,208

Residential Mortgage-Backed Securities ― 22.45%
A&D Mortgage LLC, Series 2023-NQM4, Class A1, 7.472%, 9/25/2068 (a)(e)	930,922	949,171
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.100%, 9/25/2068 (a)(e)	930,922	953,059
Bellemeade Re Ltd., Series 2023-1, Class M1B, 9.580% (SOFR30A + 4.250%), 10/25/2033 (a)(d)	300,000	310,847
Bellemeade Re Ltd., Series 2019-3A, Class M1C, 7.381% (TSFR1M + 2.064%), 7/25/2029 (a)(d)	409,957	410,613
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 4.991%, 10/25/2059 (a)(e)	321,173	315,730
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(e)	802,276	774,987
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 6.331% (TSFR1M + 1.014%), 7/25/2049 (a)(d)	1,277,772	1,206,453
CIM Trust, Series 2019-INV2, Class A11, 6.395% (SOFR30A + 1.064%), 5/25/2049 (a)(d)	164,082	156,919
CIM Trust, Series 2021-NR2, Class A1, 5.568%, 7/25/2059 (a)(e)	1,899,925	1,875,243
COLT Mortgage Loan Trust, Series 2021-3R, Class A3, 1.513%, 12/25/2064 (a)(c)	670,697	577,478
COLT Mortgage Loan Trust, Series 2020-2, Class A3, 3.698%, 3/25/2065 (a)(c)	1,710,000	1,579,428
COLT Mortgage Loan Trust, Series 2022-7, Class A3, 6.250%, 4/25/2067 (a)(c)	538,994	539,958
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A3, 3.877%, 7/25/2049 (a)(e)	1,403,654	1,301,948
Credit Suisse Mortgage Trust, Series 2019-NQM1, Class A1, 3.656%, 10/25/2059 (a)(e)	914,505	873,249
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A1, 0.809%, 5/25/2065 (a)(c)	1,426,017	1,199,480
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3, 1.632%, 4/25/2066 (a)(c)	5,035,005	4,097,774
Credit Suisse Mortgage Trust, Series 2021-NQM5, Class A3, 1.349%, 5/25/2066 (a)(c)	3,058,741	2,462,813
Credit Suisse Mortgage Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(c)	3,104,677	2,601,912
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.135%, 11/25/2068 (a)(e)	935,152	947,723
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 6.131% (TSFR1M + 0.814%), 10/25/2048 (a)(d)	995,343	942,062
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(c)	35,835	31,311
GCAT Trust, Series 2020-NQM2, Class A1, 1.555%, 4/25/2065 (a)(e)	1,510,046	1,387,193
GCAT Trust, Series 2022-NQM4, Class A3, 5.730%, 8/25/2067 (a)(e)	552,992	550,887
GS Mortgage-Backed Securities Corp. Trust, Series 2014-EB1A, Class B2, 6.062%, 7/25/2044 (a)(c)	1,193,426	1,195,949
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A1, 3.500%, 7/25/2050 (a)(c)	214,815	183,601
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class A8, 2.500%, 2/26/2052 (a)(c)	7,603,335	6,348,047
GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A3, 1.532%, 7/25/2061 (a)(c)	1,429,341	1,224,505
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(c)	1,167,394	976,666
JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 7.080% (SOFR30A + 1.750%), 11/25/2053 (a)(d)	728,551	737,991
JP Morgan Mortgage Trust, Series 2019-1, Class A11, 5.500% (TSFR1M + 1.064%), 5/25/2049 (a)(d)	1,399,640	1,334,691
JP Morgan Mortgage Trust, Series 2019-5, Class A11, 6.331% (TSFR1M + 1.014%), 11/25/2049 (a)(d)	691,971	664,670
JP Morgan Mortgage Trust, Series 2019-6, Class A3, 3.500%, 12/25/2049 (a)(c)	1,488,096	1,325,947
JP Morgan Mortgage Trust, Series 2019-LTV3, Class A3, 3.500%, 3/25/2050 (a)(c)	149,235	140,627
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.892%, 10/25/2066 (a)(e)	510,223	495,459
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.500%, 6/25/2051 (a)(c)	3,502,088	2,952,400
METLIFE Securitization Trust, Series 2020-INV1, Class A5, 3.000%, 5/25/2050 (a)(c)	1,682,000	1,425,806
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (a)(c)	902,880	847,382
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6, 2.500%, 6/25/2051 (a)(c)	2,190,438	1,895,300
NMLT Trust, Series 2021-INV1, Class A3, 1.797%, 5/25/2056 (a)(c)	1,358,478	1,108,902
OBX Trust, Series 2018-EXP1, Class 2A2, 6.431% (TSFR1M + 1.114%), 4/25/2048 (a)(d)	18,845	18,765
OBX Trust, Series 2020-EXP1, Class 2A1, 6.181% (TSFR1M + 0.864%), 2/25/2060 (a)(d)	434,272	405,823
OBX Trust, Series 2021-NQM1, Class A3, 1.329%, 2/25/2066 (a)(c)	4,118,765	3,450,788
Pretium Mortgage Credit Partners LLC, Series 2021-NPL3, Class A1, 1.868%, 7/25/2051 (a)(e)	4,189,691	4,008,638
PRKCM Trust, Series 2023-AFC1, Class A3, 7.304%, 2/25/2058 (a)(e)	1,210,748	1,226,287
PRPM LLC, Series 2021-6, Class A1, 1.793%, 7/25/2026 (a)(e)	2,442,110	2,358,580
PRPM LLC, Series 2021-3, Class A1, 4.867%, 4/25/2026 (a)(e)	68,076	65,550
PRPM LLC, Series 2021-7, Class A1, 1.867%, 8/25/2026 (a)(e)	722,084	691,756
PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029 (a)(e)	791,078	794,695
PRPM LLC, Series 2024-RCF1, Class A3, 4.000%, 1/25/2054 (a)(e)	500,000	441,888
PRPM LLC, Series 2022-NQM1, Class A3, 5.500%, 8/25/2067 (a)(e)	2,157,905	2,125,914
RCO Mortgage LLC, Series 2022-1, Class A1, 3.000%, 1/25/2027 (a)(e)	1,767,614	1,708,001
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(c)	4,474,491	4,390,460
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.000%, 11/25/2053 (a)(c)	633,812	631,370
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(c)	3,847,888	3,125,170
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.593%, 11/25/2055 (a)(c)	1,664,115	1,499,769
Starwood Mortgage Residential Trust, Series 2021-3, Class A3, 1.518%, 6/25/2056 (a)(c)	3,054,340	2,481,749
Starwood Mortgage Residential Trust, Series 2021-5, Class A2, 2.178%, 9/25/2066 (a)(c)	3,909,242	3,154,449
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(c)	3,450,346	2,800,556
Starwood Mortgage Residential Trust, Series 2022-3, Class A1, 4.161%, 3/25/2067 (a)(c)	1,286,734	1,215,397
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 6.431% (TSFR1M + 1.114%), 10/25/2059 (a)(d)	995,752	999,205
TRK Trust, Series 2022-INV1, Class A1, 2.577%, 2/25/2057 (a)(c)	3,047,950	2,714,041
Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279%, 11/25/2059 (a)(c)	2,513,000	2,221,379
Verus Securitization Trust, Series 2019-INV3, Class A2, 3.947%, 11/25/2059 (a)(c)	806,957	784,028
Verus Securitization Trust, Series 2021-4, Class A2, 1.247%, 7/25/2066 (a)(c)	1,547,714	1,239,832
Verus Securitization Trust, Series 2021-8, Class A3, 2.491%, 11/25/2066 (a)(c)	1,629,695	1,395,523
Verus Securitization Trust, Series 2022-5, Class A3, 3.800%, 4/25/2067 (a)(c)	884,435	773,266
Verus Securitization Trust, Series 2023-3, Class A3, 6.743%, 3/25/2068 (a)(e)	829,688	825,675
Verus Securitization Trust, Series 2023-2, Class A3, 6.852%, 3/25/2068 (a)(e)	800,939	801,841
Visio Trust, Series 2021-1R, Class A3, 1.688%, 5/25/2056 (a)	1,303,512	1,148,573
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.340%, 6/20/2045 (a)(c)(f)	6,190,858	80,741
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $109,488,647)		$98,483,890

Residential Mortgage-Backed Securities - U.S. Government Agency ― 1.34%
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.000%, 9/25/2035	1,692,607	1,629,665
Federal Home Loan Mortgage Corp., Series 4776, Class QM, 3.000%, 6/15/2045	147,432	146,250
Federal National Mortgage Association, 2.915%, 10/1/2025 (c)	1,625,753	1,578,125
Federal National Mortgage Association, 3.100%, 1/1/2026	2,000,000	1,926,132
Federal National Mortgage Association, Series 2017-61, Class K, 3.500%, 8/25/2046	644,078	596,546
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $6,047,210)		$5,876,718

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 0.64%
Federal Home Loan Mortgage Corp., Series K727, Class A2, 2.946%, 7/25/2024	404,922	402,754
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, 6.330% (SOFR30A + 1.000%), 1/25/2042 (a)(d)	661,791	662,618
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 7.330% (SOFR30A + 2.000%), 4/25/2042 (a)(d)	299,300	303,045
Federal Home Loan Securities Trust, Series 2016-SC02, Class M2, 3.634%, 10/25/2046 (c)	1,540,947	1,423,501
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $2,902,556)		$2,791,918

Short-Term Investments ― 3.06%	Shares
Money Market Funds ― 3.06%
First American Government Obligations Fund, Class U, 5.244% (g)	13,446,496	13,446,496
TOTAL SHORT-TERM INVESTMENTS (Cost ― $13,446,496)		$13,446,496
TOTAL INVESTMENTS ― 100.74% (Cost ― $456,621,397)		$442,019,883
Liabilities in Excess of Other Assets ― (0.74%)		(3,250,842)
NET ASSETS ― 100.00%		$438,769,041

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFRM:	Term Secured Overnight Financing Rate
MSOFR1MC:	1 Month Secured Overnight Financing Rate Index

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2024, the value of these securities amounted to
$354,977,813 or 80.90% of net assets.

(b)	Security issued on a when-issued basis. On April 30, 2024, the total value of investments purchased on a when-issued basis was $1,505,961 or 0.34% of net assets.
(c)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2024.
(d)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of January 31, 2024.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2024.
(f)	Interest only security.
(g)	Rate disclosed is the seven day yield as of April 30, 2024.

Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note Future	June 2024	(61)	($12,362,031)	$10,747
3 Year ERIS SOFR Swap Future	September 2025	(166)	(15,193,034)	262,147
3 Year ERIS SOFR Swap Future	December 2025	(293)	(27,553,544)	551,690
4 Year ERIS SOFR Swap Future	December 2026	(300)	(27,592,590)	871,860
Total				$1,696,444

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$186,011,016	$-	$186,011,016
Collateralized Loan Obligations	-	58,714,798	-	58,714,798
Commercial Mortgage-Backed Securities	-	12,415,016	-	12,415,016
Commercial Mortgage-Backed Securities – U.S. Government Agency	-	43,068,823	-	43,068,823
Corporate Obligations	-	21,211,208	-	21,211,208
Residential Mortgage-Backed Securities	-	98,483,890	-	98,483,890
Residential Mortgage-Backed Securities – U.S. Government Agency	-	5,876,718	-	5,876,718
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	-	2,791,918	-	2,791,918
Short-Term Investments	13,446,496	-	-	13,446,496
Total	$13,446,496	$428,573,387	$-	$442,019,883
Other Financial Instruments
Assets
Futures Contracts*	$1,696,444	$-	$-	$1,696,444

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2024, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of short futures contracts during the period ended April 30, 2024, was ($77,830,356).

Transactions with Affiliates

The Fund's ownership of shares of affiliates represents holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The Fund had the following investments in affiliates during the period ended April 30, 2024:

Security Name	Value as of 01/31/24	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of 04/30/24	Share Balance	Dividend Income
UltraShort Income ETF	$4,942,607	$–	($4,958,425)	$78,604	($62,786)	$–	-	$6,890